Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($) t
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	573,653	640,963
Notional amount | $	$ 1,377	$ 1,522
Average hedged rate (in US$ per tonne)	2,401	2,375
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	72,555	72,548
Notional amount | $	$ 162	$ 159
Average hedged rate (in US$ per tonne)	2,234	2,189
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	289,867	287,587
Notional amount | $	$ 683	$ 663
Average hedged rate (in US$ per tonne)	2,355	2,305
Between 5 and 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	211,231	280,828
Notional amount | $	$ 532	$ 700
Average hedged rate (in US$ per tonne)	2,520	2,495
After 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	0	0
Notional amount | $	$ 0	$ 0
Average hedged rate (in US$ per tonne)	0	0